Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 7—FAIR VALUE MEASUREMENTS

Cash equivalents and restricted cash equivalents are classified as Level 1 as they have readily available market prices in an active market. As of June 30, 2016 the Company held $110.0 million of Money market funds classified as level 1 investments. As of December 31, 2015 the Company held an immaterial amount of Money market funds classified as level 1 investments.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Components of long-term debt including the associated interest rates and related fair values are as follows (in thousands, except interest rates):

	June 30, 2016		December 31, 2015		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$719,465	$715,868	$925,000	$879,906	6.375%
2020 Notes	930,000	843,696	930,000	756,788	8.75%
2022 Private Placement Notes	270,000	272,351	300,000	296,296	8.875%
2022 Notes	500,000	500,000	—	—	7.875%

Total	$2,419,465	$2,331,915	$2,155,000	$1,932,990

The fair values of the 2019 notes, the 2020 notes, the 2022 private placement notes and the 2022 notes were considered Level 2 measurements as the values were determined using observable market inputs, such as current interest rates, prices observable from less active markets, as well as prices observable from comparable securities.

NOTE 11—FAIR VALUE MEASUREMENTS

Cash equivalents and restricted cash equivalents are classified as Level 1 as they have readily available market prices in an active market. As of December 31, 2015 the Company held $1,000 of Money market funds classified as level 1 investments. The following summarizes the financial instruments of the Company, measured at fair value on a recurring basis, based on the valuation approach applied to each class of security as of December 31, 2014 (in thousands):

	Fair Value Measurement at Reporting Date Using
	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	$1	$1	$—	$—
Restricted cash equivalents:
Money market funds	14,214	14,214	—	—

Total assets	$14,215	$14,215	$—	$—

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Components of long-term debt including the associated interest rates and related fair values (in thousands, except interest rates):

Issuance	December 31, 2015		December 31, 2014		Stated Interest Rate
	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$925,000	$879,906	$925,000	$881,063	6.375%
2020 Notes	930,000	756,788	930,000	792,825	8.75%
2022 Notes	300,000	296,296	—	—	8.875%

Total	$2,155,000	$1,932,990	$1,855,000	$1,673,888	—

The fair value of the 2019 notes, 2020 notes and the 2022 notes was considered a Level 2 measurement as the value was determined using observable market inputs, such as current interest rates as well as prices observable from less active markets.